Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	$ 64		$ 109	$ 2,931
PureTech
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	100		100	100
PureTech | Management services expenses
Related Party Transaction [Line Items]
Expense from related party transaction	500	$ 400	500	$ 500
PureTech | Royalty expense
Related Party Transaction [Line Items]
Expense from related party transaction	$ 200	$ 100	$ 100